IMPAIRMENT OF NON-FINANCIAL ASSETS - Changes In Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition of subsidiaries	$ 219.8	$ 31.9
Impairment	(51.8)	(40.7)
Foreign currency exchange differences	(117.9)	49.7
Civil Aviation Training Solutions
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start		630.6
Acquisition of subsidiaries	169.0	19.2
Impairment		0.0
Foreign currency exchange differences	(47.1)	17.5
Defence and Security
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start		290.8
Acquisition of subsidiaries	0.0	0.0
Impairment		0.0
Foreign currency exchange differences	(21.4)	9.9
Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start		146.3
Acquisition of subsidiaries	0.0	0.9
Impairment		(37.5)
Foreign currency exchange differences	(12.6)	7.6
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	1,085.3	1,067.7
Acquisition of subsidiaries	169.0	20.1
Impairment	0.0	(37.5)
Foreign currency exchange differences	(81.1)	35.0
Goodwill, end	1,173.2	1,085.3
Goodwill | Civil Aviation Training Solutions
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	667.3
Goodwill, end	789.2	667.3
Goodwill | Defence and Security
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	300.7
Goodwill, end	279.3	300.7
Goodwill | Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	117.3
Impairment		(37.5)
Goodwill, end	$ 104.7	$ 117.3